Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
REVENUES	$ 16,945	$ 20,000
EXPENSES
Operating expenses	(11,625)	(12,901)
Exploration	(8,097)	(4,477)
Evaluation	(22,181)	(15,521)
General and administrative	(12,538)	(9,691)
Other income (expense)	55,327	44,163
Total expenses before finance charges, equity accounting and tax	886	1,573
Income before net finance expense, equity accounting	17,831	21,573
Finance expense, net	(2,859)	(4,127)
Equity share of loss of joint venture	(2,887)	(464)
Income (loss) before taxes	12,085	16,982
Income tax recovery:
Deferred	2,269	1,995
Net income (loss) for the period	14,354	18,977
Items that are or may be subsequently reclassified to income (loss):
Foreign currency translation change	6	1
Comprehensive income (loss) for the period	$ 14,360	$ 18,978
Basic and diluted net income (loss) per share:
Basic	$ 0.02	$ 0.02
Diluted	$ 0.02	$ 0.02
Weighted-average number of shares outstanding (in thousands):
Basic	818,891	783,684
Diluted	828,735	793,668